Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Interest rate on investments held as restricted deposits	1.32%
Servenance expense	$ 434	$ 251	$ 553
Fair value of derivative liabilities	19	(8)
Warranties	35	35
Provision for estimated losses	$ 0	$ 0